Post-retirement and other defined benefit schemes - Change in fair value of scheme assets (Details) - Scheme assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement
Beginning of year	$ 10,668	$ 9,605
Interest income on scheme assets	118	169
Expenses	7	9
Actuarial gains/(losses)	415	760
Exchange and other adjustments	(213)	499
Employer contributions	174	172
Participant contributions	4	4
Benefits paid	595	532
End of year	10,564	10,668
Actual return on the plan assets	533	929
Pension schemes | UK defined benefit plans
Movement
Beginning of year	7,179	6,464
Interest income on scheme assets	75	111
Expenses	7	6
Actuarial gains/(losses)	372	501
Exchange and other adjustments	(77)	299
Employer contributions	122	131
Participant contributions	2	2
Benefits paid	333	323
End of year	7,333	7,179
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	581	512
Interest income on scheme assets	4	5
Expenses		1
Actuarial gains/(losses)	3	27
Exchange and other adjustments	1	38
Employer contributions	28	25
Participant contributions	2	2
Benefits paid	35	27
End of year	584	581
US | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,570	1,506
Interest income on scheme assets	27	39
Expenses		2
Actuarial gains/(losses)	(22)	148
Exchange and other adjustments	(5)
Employer contributions	19	14
Benefits paid	176	135
End of year	1,413	1,570
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,338	1,123
Interest income on scheme assets	12	14
Actuarial gains/(losses)	62	84
Exchange and other adjustments	(132)	162
Employer contributions	5	2
Benefits paid	51	47
End of year	$ 1,234	$ 1,338